Operating segment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Operating Segments

	Year Ended December 31, 2020
	Oyu Tolgoi	Corporate and other eliminations	Consolidated
Revenue	$1,078,192	$—	$1,078,192
Cost of sales	(669,394)	—	(669,394)
Gross margin	408,798	—	408,798

Operating (expenses) income	(245,718)	43,447	(202,271)
Corporate administration expenses	—	(30,602)	(30,602)
Other income (expense)	3,254	(2,772)	482
Income before finance items and taxes	166,334	10,073	176,407

Finance items
Finance income	4,292	13,057	17,349
Finance costs	(257,765)	252,255	(5,510)
Income (loss) from operations before taxes	$(87,139)	$275,385	$188,246
Income and other taxes	347,003	(40,607)	306,396
Income for the year	$259,864	$234,778	$494,642

Depreciation and depletion	181,146	114	181,260
Capital additions	1,326,274	—	1,326,274
Current assets	431,271	1,077,598	1,508,869
Non-current assets	12,025,763	(165,871)	11,859,892
Current liabilities	501,013	20,623	521,636
Non-current liabilities	11,954,961	(7,535,789)	4,419,172
Net decrease in cash	(38,563)	(489,801)	(528,364)

Revenue by geographic destination is based on the ultimate country of destination, if known. If the destination of the concentrate sold through traders is not known, then revenue is allocated to the location of the concentrate at the time when revenue is recognized. During the years ended December 31, 2020 and 2019, principally all of Oyu Tolgoi’s revenue arose from concentrate sales to customers in China and revenue from individual customers in excess of 10% of Oyu Tolgoi’s revenue was $230.7 million, $177.4 million, $110.5 million, and $106.2 million (December 31, 2019 - $225.5 million, $128.0 million, and $120.7 million).
All long-lived assets of the Oyu Tolgoi segment, other than financial instruments and deferred tax assets, are located in Mongolia.

	Year Ended December 31, 2019
	Oyu Tolgoi	Corporate and other eliminations	Consolidated
Revenue	$1,166,014	$—	$1,166,014
Cost of sales	(742,985)	—	(742,985)
Gross margin	423,029	—	423,029

Operating (expenses) income	(271,547)	50,054	(221,493)
Corporate administration expenses	—	(23,443)	(23,443)
Other income	2,498	216	2,714
Impairment charges	(596,906)	—	(596,906)
Income (loss) before finance items and taxes	(442,926)	26,827	(416,099)

Finance items
Finance income	29,719	76,616	106,335
Finance costs	(456,382)	446,361	(10,021)
Income (loss) from operations before taxes	$(869,589)	$549,804	$(319,785)
Income and other taxes	(90,590)	(66,543)	(157,133)
Income (loss) for the year	$(960,179)	$483,261	$(476,918)

Depreciation and depletion	193,183	81	193,264
Capital additions	1,753,728	—	1,753,728
Current assets	380,830	2,084,876	2,465,706
Non-current assets	10,311,721	44,967	10,356,688
Current liabilities	486,337	34,312	520,649
Non-current liabilities	10,870,018	(6,499,330)	4,370,688
Net increase (decrease) in cash	(37,813)	86,731	48,918